Subsequent Events (Details) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2028	Jul. 13, 2021	Feb. 22, 2021	Jun. 30, 2021	Dec. 31, 2020	Feb. 28, 2021
Subsequent Events (Details) [Line Items]
Initial growth capital term loan			$ 25,000,000
Additional growth capital term loan			$ 15,000,000
Minimum additional equity				$ 25,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Over term lease	$ 11,000,000
Annual interest rate				12.00%
Subsequent event, Description				In conjunction with the LSA, the lender will receive warrants for preferred stock equal to up to 1% of the Company’s fully diluted capitalization (including allowance for conversion of all outstanding convertible notes, SAFE notes and such warrants). The warrants are earned and vest 80% upon signing of the agreement, 10% upon qualification for the incremental $15,000,000 growth capital term loan and 10% upon the Company’s utilizing such incremental growth capital term loan. The exercise price of the warrants is an aggregate of $1,000.
Stable Road Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Working capital cost						$ 300,000
Civil penalty					$ 1,000,000.0
Relinquish of founder shares (in Shares)		250,000
Accounts payable				$ 1,000,000.0
Stable Road Acquisition Corp [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Civil penalty		$ 1,000,000.0
Relinquish of founder shares (in Shares)		250,000
Internal compliance consultant period		2 years
Stable Road Acquisition Corp [Member] | Momentus [Member]
Subsequent Events (Details) [Line Items]
Civil penalty					7,000,000.0
Stable Road Acquisition Corp [Member] | Momentus [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Civil penalty		$ 7,000,000.0
Stable Road Acquisition Corp [Member] | Mr.Kabot [Member]
Subsequent Events (Details) [Line Items]
Civil penalty					$ 40,000
Stable Road Acquisition Corp [Member] | Mr.Kabot [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Civil penalty		$ 40,000